                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3950

                        Van Kampen U.S. Government Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen U.S. Mortgage Fund

Portfolio of Investments - March 31, 2007 (Unaudited)

  PAR
 AMOUNT
 (000)                      DESCRIPTION                   COUPON     MATURITY         VALUE
--------                    -----------                   ------   -----------   ---------------
ADJUSTABLE RATE MORTGAGE BACKED SECURITIES 14.8%
$  4,525   Federal Home Loan Mortgage
              Corp. ...................................    5.347%     04/01/37   $     4,517,588
   4,553   Federal Home Loan Mortgage
              Corp. ...................................    5.636      01/01/37         4,593,466
   9,675   Federal Home Loan Mortgage                              03/01/37 to
              Corp. ...................................    5.700      04/01/37         9,743,492
   5,093   Federal National Mortgage
              Association (b) .........................    1.000      04/01/37         5,116,918
   4,502   Federal National Mortgage
              Association .............................    5.126      06/01/35         4,487,692
   7,003   Federal National Mortgage
              Association .............................    5.211      06/01/36         7,020,563
   4,955   Federal National Mortgage
              Association (b) .........................    5.253      03/01/37         4,966,862
  11,277   Federal National Mortgage
              Association .............................    5.474      12/01/36        11,333,435
   4,950   Federal National Mortgage
              Association .............................    6.121      04/01/37         5,011,295
   2,300   Federal National Mortgage
              Association .............................    6.203      07/01/33         2,347,139
  10,025   Federal National Mortgage
              Association .............................    6.904      01/01/36        10,321,337
  18,785   Federal National Mortgage
              Association .............................    6.905      01/01/36        19,339,713
   8,987   Federal National Mortgage
              Association .............................    6.918      03/01/36         9,255,175
   8,668   Federal National Mortgage
              Association .............................    6.982      03/01/36         8,928,114
   5,843   Federal National Mortgage
              Association .............................    7.350      03/01/36         6,023,447
   7,367   Federal National Mortgage
              Association .............................    7.352      05/01/36         7,596,267
   6,904   Federal National Mortgage
              Association .............................    7.387      07/01/36         7,120,817

   8,702   Federal National Mortgage
              Association .............................    7.403      04/01/36        19,507,472
                                                                                 ---------------
TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES 14.8%                               147,230,792
                                                                                 ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS 24.6%
   6,737   American Home Mortgage
              Assets (c) ..............................    5.550      09/25/46         6,760,508
   5,000   American Home Mortgage
              Investment Trust (c) ....................    5.560      04/25/37         5,000,000
  12,394   Bear Stearns Mortgage Funding                           04/25/36 to
              Trust (c) ...............................    5.530      07/25/36        12,401,852
 318,607   Countrywide Alternative Loan                            12/20/35 to
              Trust (d) ...............................        *      02/20/47        10,089,463
  22,291   Countrywide Alternative Loan
              Trust (d)(e) ............................    2.611      08/25/46           891,655
   6,900   Countrywide Alternative Loan
              Trust (c) ...............................    5.460      06/25/46         6,912,121
   6,160   Countrywide Alternative Loan
              Trust (c) ...............................    5.470      03/25/36         6,167,547
   8,188   Countrywide Alternative Loan                            09/25/35 to
              Trust (c) ...............................    5.480      04/25/36         8,184,385
   4,750   Countrywide Alternative Loan
              Trust (c) ...............................    5.620      02/15/45         4,762,461
  85,293   Countrywide Home Loan
              Mortgage (d) ............................        *      02/25/35         1,852,466
   4,729   Countrywide Home Loan
              Mortgage (c) ............................    5.590      04/25/46         4,743,105
   6,432   Downey Savings & Loan
              Association Mortgage Loan
              Trust (c) ...............................    5.923      04/19/47         6,437,866
   5,686   Federal Home Loan Mortgage
              Corp. (c) ...............................    5.470      09/25/45         5,688,439
   2,269   Federal Home Loan Mortgage
              Corp. (d) ...............................    8.000      06/01/31           495,084
   8,233   Federal Home Loan Mortgage
              Corp. (c)(d) ............................    2.630      03/15/32           678,432
   2,910   Federal Home Loan Mortgage
              Corp. (c)(d) ............................    2.680      03/15/32           244,182
   2,449   Federal Home Loan Mortgage
              Corp. (c)(d) ............................    2.780      06/15/31           187,333
   1,559   Federal Home Loan Mortgage
              Corp. (c)(d) ............................    3.230      03/15/32           134,265

   3,253   Federal Home Loan Mortgage
              Corp. (d) ...............................    6.500      05/15/33           691,928
     323   Federal National Mortgage
              Association (c) .........................    5.217      05/28/35           323,848
   6,694   Federal National Mortgage
              Association (c) .........................    5.520      05/25/35         6,719,465
   9,000   Federal National Mortgage
              Association  ............................    6.022      11/25/10         9,321,872
   2,346   Federal National Mortgage
              Association (d) .........................    6.500      06/01/31           513,747
     686   Federal National Mortgage
              Association (d) .........................    7.000      03/01/32           166,636
   1,485   Federal National Mortgage
              Association  ............................    7.500      01/19/39         1,555,708
   4,190   Federal National Mortgage                               11/01/29 to
              Association (d) .........................    7.500      01/01/32         1,053,630
  72,365   Federal National Mortgage
              Association (REMIC) (d) .................        *      03/25/36         1,537,756
   5,444   Federal National Mortgage
              Association (REMIC) (c)(d) ..............    1.080      07/25/34           153,530
     100   Federal National Mortgage
              Association (REMIC) (c)(d) ..............    2.780      07/25/32               489
  10,325   Federal National Mortgage
              Association (c) .........................    5.028      11/25/28        10,354,663
   9,787   Federal National Mortgage
              Association (c) .........................    5.380      12/25/36         9,783,457
   4,934   Federal National Mortgage
              Association (d) .........................    6.000      11/25/32           634,505
   2,995   Federal National Mortgage
              Association (REMIC) (d) .................    6.000      08/25/32           362,051
   2,845   Federal National Mortgage                               02/25/33 to
              Association (d) .........................    6.500      05/25/33           583,473
     217   Federal National Mortgage
              Association (c) .........................    6.520      10/25/34           219,592
   2,273   Federal National Mortgage
              Association (REMIC)  ....................    7.000      08/25/20         2,358,795
   2,637   Federal National Mortgage
              Association (d) .........................    7.000      04/25/33           621,335
   5,351   Government National Mortgage
              Association (c)(d) ......................    2.630      12/16/25           318,906
   2,896   Government National Mortgage
              Association (c)(d) ......................    2.680      05/16/32           145,958
 175,130   Greenpoint Mortgage Funding                             06/25/45 to
              Trust (d) ...............................        *      10/25/45         5,109,431

   7,025   Greenpoint Mortgage Funding
              Trust (b) ...............................    5.500      05/25/47         7,025,000
   5,772   Greenpoint Mortgage Funding
              Trust (c) ...............................    5.640      08/25/35         5,782,977
      37   Harborview Mortgage Loan                                07/20/36 to
              Trust (f) ...............................        *      07/19/47            27,434
  75,847   Harborview Mortgage Loan
              Trust (d) ...............................    1.876      03/19/37         3,342,020
  58,558   Harborview Mortgage Loan
              Trust (d) ...............................    2.015      07/19/47         2,113,593
   3,425   Harborview Mortgage Loan
              Trust (c) ...............................    5.520      08/19/36         3,427,863
  61,210   Indymac Index Mortgage Loan
              Trust (d) ...............................    1.388      07/25/35         1,941,497
   7,575   Indymac Index Mortgage Loan
              Trust (c) ...............................    5.440      07/25/46         7,607,831
   4,500   Luminent Mortgage Trust (c).................    5.560      01/25/36         4,515,714
   4,654   Luminent Mortgage Trust (c).................    5.600      02/25/46         4,663,747
   6,893   Residential Accredit Loans,
              Inc. (c) ................................    5.550      06/25/46         6,887,669
   2,067   Residential Accredit Loans,
              Inc. (c) ................................    5.580      02/25/46         2,070,245
  11,063   Residential Accredit Loans,
              Inc. (c) ................................    5.590      02/25/46        11,084,664
   5,974   Structured Asset Mortgage
              Investments, Inc. (c) ...................    5.550      08/25/36         5,994,125
   3,738   Structured Asset Mortgage
              Investments, Inc. (c) ...................    5.580      06/25/46         3,749,920
   7,760   Structured Asset Mortgage
              Investments, Inc. (c) ...................    5.590      04/25/36         7,795,624
   8,941   Structured Asset Mortgage
              Investments, Inc. (c) ...................    5.630      02/25/36         8,979,453
   3,350   Washington Mutual, Inc. (c).................    5.420      05/25/46         3,352,634
   3,444   Washington Mutual, Inc. (c).................    5.590      04/25/45         3,450,740
   3,770   Washington Mutual, Inc. (c).................    5.670      12/25/45         3,784,411
   2,791   Washington Mutual, Inc. (c).................    5.680      07/25/45         2,802,556
   5,192   Washington Mutual, Inc. (c).................    6.260      04/25/46         5,199,996
   4,573   Zuni Mortgage Loan Trust (c)................    5.450      06/25/36         4,570,903
                                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS 24.6% .......                              244,332,555
                                                                                 ---------------

MORTGAGE BACKED SECURITIES 70.3%
  28,034   Federal Home Loan Mortgage                              12/01/16 to
              Corp. ...................................    5.500      01/01/22        28,102,255
   4,602   Federal Home Loan Mortgage                              07/01/14 to
              Corp. ...................................    6.500      08/01/33         4,729,229
  17,139   Federal Home Loan Mortgage                              06/01/17 to
              Corp. ...................................    7.500      07/01/33        17,924,864
   5,371   Federal Home Loan Mortgage                              12/01/19 to
              Corp. ...................................    8.000      05/01/32         5,663,603
   5,082   Federal Home Loan Mortgage                              10/01/10 to
              Corp. ...................................    8.500      08/01/31         5,441,320
   1,376   Federal Home Loan Mortgage                              01/01/09 to
              Corp. ...................................   10.000      08/01/21         1,500,564
       5   Federal Home Loan Mortgage
              Corp. ...................................   10.250      11/01/09             5,320
   1,051   Federal Home Loan Mortgage                              11/01/09 to
              Corp. ...................................   11.000      01/01/21         1,150,917
  14,350   Federal Home Loan Mortgage
              Corp., April (b) ........................    4.500           TBA        13,493,477
  37,550   Federal Home Loan Mortgage
              Corp., April (b) ........................    5.000           TBA        37,033,687
  12,000   Federal Home Loan Mortgage
              Corp., April (b) ........................    6.500           TBA        12,240,000
      33   Federal Home Loan Mortgage                              09/01/10 to
              Corp. (FHA/VA)  .........................   10.000      01/01/19            35,766
  14,350   Federal Home Loan Mortgage
              Corp., May (b) ..........................    4.500           TBA        13,484,523
  32,700   Federal Home Loan Mortgage
              Corp., May (b) ..........................    5.000           TBA        31,596,375
  52,926   Federal National Mortgage                               05/01/19 to
              Association .............................    4.500      10/01/19        51,325,702
  65,846   Federal National Mortgage                               12/01/32 to
              Association .............................    5.500      12/01/34        65,291,346
   1,629   Federal National Mortgage                               07/01/12 to
              Association .............................    6.000      09/01/14         1,658,556
  31,841   Federal National Mortgage                               11/01/13 to
              Association .............................    6.500      12/01/33        32,783,494
  60,808   Federal National Mortgage                               05/01/13 to
              Association .............................    7.000      06/01/36        63,202,037
  14,937   Federal National Mortgage                               04/01/15 to
              Association .............................    7.500      12/01/32        15,633,544
  16,220   Federal National Mortgage                               12/01/16 to
              Association .............................    8.000      08/01/32        17,142,495

   6,121   Federal National Mortgage                               08/01/14 to
              Association .............................    8.500      09/01/32         6,568,115
     438   Federal National Mortgage                               05/01/09 to
              Association .............................    9.000      02/01/21           462,391
     856   Federal National Mortgage                               05/01/20 to
              Association .............................    9.500      04/01/30           937,177
     544   Federal National Mortgage                               11/01/18 to
              Association .............................   10.000      05/01/22           601,697
     407   Federal National Mortgage                               06/01/10 to
              Association .............................   10.500      05/01/21           446,493
      70   Federal National Mortgage                               05/01/12 to
              Association .............................   11.000      07/01/19            76,750
      59   Federal National Mortgage                               12/01/09 to
              Association .............................   11.500      07/01/15            65,024
     154   Federal National Mortgage
              Association .............................   13.000      06/01/15           172,611
   3,000   Federal National Mortgage
              Association, April (b) ..................    4.500           TBA         2,904,375
  18,300   Federal National Mortgage
              Association, April (b) ..................    5.000           TBA        18,048,375
 102,500   Federal National Mortgage
              Association, April (b) ..................    5.500           TBA       101,443,020
   7,575   Federal National Mortgage
              Association, April (b) ..................    7.000           TBA         7,814,082
  45,350   Federal National Mortgage
              Association, May (b) ....................    5.000           TBA        44,740,587
  59,825   Federal National Mortgage
              Association, May (b) ....................    7.000           TBA        61,657,141
       4   Federal National Mortgage
              Association (MFMR) ......................    9.000      03/01/08             4,026
   7,984   Government National Mortgage                            05/15/33 to
              Association .............................    5.500      10/15/34         7,952,570
   2,988   Government National Mortgage                            01/15/28 to
              Association .............................    6.000      04/15/29         3,038,802
     828   Government National Mortgage                            04/15/26 to
              Association .............................    6.500      12/15/28           852,464
   2,578   Government National Mortgage                            08/15/22 to
              Association .............................    7.000      10/15/30         2,697,742
   4,439   Government National Mortgage                            01/15/17 to
              Association .............................    7.500      02/15/30         4,634,024
   2,078   Government National Mortgage                            08/15/07 to
              Association .............................    8.000      12/15/21         2,198,371
   1,943   Government National Mortgage                            06/15/16 to
              Association .............................    8.500      06/15/23         2,086,287

   3,482   Government National Mortgage                            10/15/08 to
              Association  ............................    9.000      08/15/24         3,746,235
   2,338   Government National Mortgage                            07/15/09 to
              Association  ............................    9.500      09/15/22         2,551,545
     618   Government National Mortgage                            09/15/10 to
              Association  ............................   10.500      10/15/19           693,495
     130   Government National Mortgage                            03/15/10 to
              Association  ............................   11.000      12/15/18           144,248
     189   Government National Mortgage                            10/15/10 to
              Association  ............................   11.500      02/15/16           210,542
     119   Government National Mortgage                            11/15/12 to
              Association  ............................   12.000      07/15/15           134,398
      46   Government National Mortgage                            02/15/15 to
              Association  ............................   12.250      06/15/15            50,773
     137   Government National Mortgage                            05/15/10 to
              Association  ............................   12.500      08/15/15           152,501
      86   Government National Mortgage                            01/15/11 to
              Association  ............................   13.000      05/15/15            96,225
   1,185   Government National Mortgage
              Association II  .........................    6.000      04/20/29         1,203,256
       9   Government National Mortgage
              Association II  .........................    8.500      02/20/17             9,372
     215   Government National Mortgage                            02/20/16 to
              Association II  .........................   10.500      05/20/19           240,596
     181   Government National Mortgage                            09/20/13 to
              Association II  .........................   11.000      08/20/19           201,237
      83   Government National Mortgage                            08/20/13 to
              Association II  .........................   11.500      07/20/19            94,237
      73   Government National Mortgage                            09/20/13 to
              Association II  .........................   12.000      12/20/15            82,513
      69   Government National Mortgage                            10/20/13 to
              Association II  .........................   12.500      09/20/15            77,231
                                                                                 ---------------
TOTAL MORTGAGE BACKED SECURITIES 70.3% ................                              698,529,602
                                                                                 ---------------
UNTIED STATES TREASURY OBLIGATIONS 1.7%
  12,250   United States Treasury Bonds ...............    6.375      08/15/27        14,512,428
   2,000   United States Treasury Notes ...............    4.500      02/28/11         1,997,892
                                                                                 ---------------
TOTAL UNTIED STATES TREASURY OBLIGATIONS ..............                               16,510,320
                                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS 111.4%
   (Cost $1,110,251,953)...............................                            1,106,603,269

                                                                      EXPIRATION   EXERCISE
DESCRIPTION                                               CONTRACTS      DATE        PRICE        VALUE
-----------                                               ---------   ----------   --------   --------------
PURCHASED OPTIONS 0.0%
EuroDollar Futures Put, June, 2007                           10,565     06/15/07    $94.250   $       66,031
EuroDollar Futures Put, June, 2007                            1,631     06/15/07     94.500           10,194
90-day EuroDollar Futures Put, September, 2007                  338     09/21/07     94.750           52,812
                                                                                              --------------
TOTAL PURCHASED OPTIONS
   (Cost $3,272,603)...................................                                              129,037
                                                                                              --------------
SHORT-TERM INVESTMENTS 25.3%
REPURCHASE AGREEMENTS 22.5%
Citigroup Global Markets, Inc. ($58,811,711 par
   collateralized by U.S. Government obligations
   in a  pooled cash account, interest rate of
   5.30%, dated 03/30/07, to be sold on
   04/02/07 at $58,837,686) ...........................                                           58,811,711
State Street Bank & Trust Co. ($164,531,289 par
   collateralized by U.S. Government obligations
   in a  pooled cash account, interest rate of
   5.13%, dated  03/30/07, to be sold on 04/02/07
   at $164,601,626) ...................................                                          164,531,289
                                                                                              --------------
TOTAL REPURCHASE AGREEMENTS ...........................                                          223,343,000

GOVERNMENT AGENCY OBLIGATIONS 2.8%
Federal Home Loan Bank Discount Notes
   ($26,000,000.00 par, yielding 5.072%,
   04/02/07 maturity) .................................                                           25,996,389
United States Treasury Bill ($1,750,000.00 par,
   yielding 5.284%, 07/12/07 maturity) (a) ............                                            1,725,630
                                                                                              --------------
TOTAL GOVERNMENT AGENCY OBLIGATIONS ...................                                           27,722,019

TOTAL SHORT-TERM INVESTMENTS
   (Cost $251,065,019).................................                                          251,065,019
                                                                                              --------------
TOTAL INVESTMENTS  136.7%
   (Cost $1,364,589,575)...............................                                        1,357,797,325

LIABILITIES IN EXCESS OF OTHER ASSETS (36.7%)..........                                         (364,256,310)
                                                                                              --------------
NET ASSETS 100.0%......................................                                       $  993,541,015
                                                                                              ==============

Percentages are calculated as a percentage of net assets.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the Untied States Treasury.

*    Zero coupon bond

(a) All or a portion of this security has been physically segregated in connection with open futures contracts.

(b)  Security purchased on a when-issued or delayed delivery basis.

(c)  Floating Rate Coupon

(d)  IO - Interest Only

(e)  Variable Rate Coupon

(f)  PO - Principal Only

FHA/VA - Federal Housing Administration/Department of Veterans Affairs

MFMR - Multi Family Mortgage Revenue

REMIC - Real Estate Mortgage Investment Conduits

TBA - To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

                                                                        UNREALIZED
                                                                      APPRECIATION/
FUTURES CONTRACTS                                         CONTRACTS   DEPRECIATION
-----------------                                         ---------   -------------
LONG CONTRACTS:
U.S. Treasury Bonds Futures, June 2007
   (Current Notional Value of $111,250
    per contract) .....................................         397     $(242,631)
U.S. Treasury Notes 10-Year Futures, June 2007
   (Current Notional Value of $108,125
   per contract) ......................................         845       365,146
U.S. Treasury Notes 2-Year Futures, June 2007
   (Current Notional Value of $204,891
   per contract) ......................................         164      (64,695)
                                                              -----     ---------
                                                              1,406        57,820
                                                              -----     ---------
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures, June
   2007 (Current Notional Value of $105,797
   per contract) ......................................       1,284       469,406
                                                              -----     ---------
                                                              2,690     $ 527,226
                                                              =====     =========

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen U.S. Government Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By: /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007